________________________________________________________________________________


                                The CarolinasFund

________________________________________________________________________________


                 a series of the Nottingham Investment Trust II






                             Semi-annual Report 1998


                         FOR THE PERIOD ENDED AUGUST 31






                               INVESTMENT ADVISOR
                          Morehead Capital Advisors LLC
                               1712 East Boulevard
                               Charlotte, NC 28203



                                The CarolinasFund
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.22%

       Basic Materials - 5.37%
            Bowater Incorporated .................................................                    2,600              $    98,313
            Sonoco Products Company ..............................................                    4,328                  110,905
                                                                                                                         -----------
                                                                                                                             209,218
                                                                                                                         -----------
       Consumer, Cyclical - 9.88%
            Family Dollar Stores, Inc. ...........................................                    8,000                  101,500
            Lowe's Companies, Inc. ...............................................                    4,200                  147,262
            Oakwood Homes Corporation ............................................                    4,100                   58,425
         (a)Ryan's Family Steak Houses, Inc. .....................................                    3,200                   32,600
         (a)Speedway Motorsports, Inc. ...........................................                    2,800                   45,500
                                                                                                                         -----------
                                                                                                                             385,287
                                                                                                                         -----------
       Consumer, Non-Cyclical - 6.72%
            Coca-Cola Bottling Co. ...............................................                      600                   37,050
            Food Lion, Inc. - Class A ............................................                   12,700                  130,969
            Lance, Inc. ..........................................................                    1,800                   33,300
         (a)Personnel Group of America, Inc. .....................................                      800                    9,050
            Ruddick Corporation ..................................................                    3,400                   51,425
                                                                                                                         -----------
                                                                                                                             261,794
                                                                                                                         -----------
       Financial Services - 30.50%
            BB&T Corporation .....................................................                    3,944                  111,172
            CCB Financial Corporation ............................................                    1,300                  123,581
            Centura Banks, Inc. ..................................................                    2,100                  118,125
            First Citizen's BancShares, Inc. .....................................                    1,200                  100,200
            First Financial Holdings, Inc. .......................................                    1,800                   31,950
            First Union Corporation ..............................................                    2,600                  126,100
            HFNC Financial Corporation ...........................................                      800                    8,800
         (a)Insignia Financial Group, Inc. .......................................                    1,400                   24,500
            Jefferson-Pilot Corporation ..........................................                    3,375                  191,109
            NationsBank Corporation ..............................................                    2,000                  115,125
            Resource Bancshares Mortgage Group, Inc. .............................                      945                   14,884
         (a)Triad Guaranty Inc. ..................................................                    1,900                   47,619
            Wachovia Corporation .................................................                    2,400                  175,950
                                                                                                                         -----------
                                                                                                                           1,189,115
                                                                                                                         -----------
       Holding Companies - Diversified - 2.17%
            The Liberty Corporation ..............................................                    1,900                   84,431
                                                                                                                         -----------

       Industrial - 18.99%
            AVX Corporation ......................................................                    4,000                   59,500
         (a)Burlington Industries, Inc. ..........................................                    3,700                   35,150
         (a)Collins & Aikman .....................................................                    4,100                   26,650


                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Industrial - (Continued)
         (a)Coltec Industries, Inc. ..............................................                    5,000              $    71,875
            Guilford Mills, Inc. .................................................                    1,600                   23,500
            Martin Marietta Materials, Inc. ......................................                    2,600                  110,825
            Nucor Corporation ....................................................                    1,900                   68,281
         (a)Quintiles Transnational Corporation ..................................                    4,000                  143,000
            Springs Industries, Inc. - Class A ...................................                      900                   29,756
            Unifi, Inc. ..........................................................                    3,900                   86,775
            United Dominion Industries ...........................................                    3,500                   85,094
                                                                                                                         -----------
                                                                                                                             740,406
                                                                                                                         -----------
       Real Estate - 2.21%
            Highwoods Properties Inc. ............................................                    2,600                   66,137
            Summit Properties, Inc. ..............................................                    1,200                   20,100
                                                                                                                         -----------
                                                                                                                              86,237
                                                                                                                         -----------
       Technology - 9.37%
         (a)Applied Analytical Industries, Inc. ..................................                      100                      963
         (a)Closure Medical Corporation ..........................................                    2,400                   53,400
         (a)Datastream Systems, Inc. .............................................                    2,900                   29,362
         (a)Glenayre Technologies, Inc. ..........................................                      825                    5,569
         (a)Kemet Corporation ....................................................                    2,100                   24,412
         (a)Pharmaceutical Product Development ...................................                      800                   16,300
         (a)Policy Management Systems Corporation ................................                    2,400                  100,200
         (a)Triangle Pharmaceuticals, Inc. .......................................                    3,800                   32,062
         (a)Vanguard Cellular Systems, Inc. - Class A ............................                    5,500                  103,125
                                                                                                                         -----------
                                                                                                                             365,393
                                                                                                                         -----------
       Utilities - 12.01%
            Carolina Power & Light Company .......................................                    3,100                  133,494
            Duke Energy Corporation ..............................................                    2,300                  143,463
            Piedmont Natural Gas Company, Inc. ...................................                    1,800                   50,737
            Public Service Company of North Carolina .............................                      900                   17,550
            SCANA Corporation ....................................................                    4,000                  122,750
                                                                                                                         -----------
                                                                                                                             467,994
                                                                                                                         -----------

            Total Common Stocks (Cost $3,312,215) ................................                                         3,789,875
                                                                                                                         -----------

INVESTMENT COMPANIES - 2.44%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .............................                   95,147                   95,147
            (Cost $95,147)                                                                                               -----------


                                                                                                                         (Continued)

                                                          The CarolinasFund

                                                      PORTFOLIO OF INVESTMENTS

                                                           August 31, 1998
                                                             (Unaudited)



Total Value of Investments (Cost $3,407,362 (b)) .................................                       99.66%         $ 3,885,022
Other Assets Less Liabilities ....................................................                        0.34%              13,128
                                                                                                        ------          -----------
       Net Assets ................................................................                      100.00%         $ 3,898,150
                                                                                                        ======          ===========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                     $   891,677
            Unrealized depreciation                                                                                        (414,017)
                                                                                                                        -----------

                            Net unrealized appreciation                                                                 $   477,660
                                                                                                                        ===========

















See accompanying notes to financial statements

                                                          The CarolinasFund

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           August 31, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $3,407,362) .....................................................................      $3,885,022
       Income receivable ...........................................................................................           6,466
       Deferred organizational expenses (net) ......................................................................          12,386
       Due from advisor (note 2) ...................................................................................          11,003
       Other assets ................................................................................................           6,871
                                                                                                                          ----------

            Total assets ...........................................................................................       3,921,748
                                                                                                                          ----------

LIABILITIES
       Accrued expenses ............................................................................................          23,598
                                                                                                                          ----------

NET ASSETS .........................................................................................................      $3,898,150
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital .............................................................................................      $3,039,236
       Undistributed net realized gain on investments ..............................................................         381,254
       Net unrealized appreciation on investments ..................................................................         477,660
                                                                                                                          ----------
                                                                                                                          $3,898,150
                                                                                                                          ==========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($1,037,763 / 68,939 shares outstanding) ................     $15.05
                                                                                                                              ======

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($2,860,387 / 194,204 shares outstanding) ...............     $14.73
                                                                                                                              ======
       Maximum offering price per share (100 / 96.5% of $14.73) .........................................................     $15.26
                                                                                                                              ======








See accompanying notes to financial statements

                                                          The CarolinasFund

                                                       STATEMENT OF OPERATIONS

                                                    Period ended August 31, 1998
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Interest .....................................................................................              $     7,229
            Dividends ....................................................................................                   40,981
                                                                                                                        -----------

                  Total income ...........................................................................                   48,210
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   27,257
            Fund administration fees (note 2) ............................................................                    4,770
            Distribution and service fees - Investor class (note 3) ......................................                   10,555
            Custody fees .................................................................................                    1,700
            Registration and filing administration fees (note 2) .........................................                      635
            Fund accounting fees (note 2) ................................................................                   13,605
            Audit fees ...................................................................................                    4,250
            Legal fees ...................................................................................                   11,771
            Securities pricing fees ......................................................................                      917
            Shareholder recordkeeping fees ...............................................................                    8,557
            Shareholder servicing expenses ...............................................................                    1,681
            Registration and filing expenses .............................................................                    4,330
            Printing expenses ............................................................................                      740
            Amortization of deferred organization expenses (note 4) ......................................                    4,686
            Trustee fees and meeting expenses ............................................................                    3,540
            Other operating expenses .....................................................................                    4,115
                                                                                                                        -----------

                  Total expenses .........................................................................                  103,109
                                                                                                                        -----------

                  Less:
                       Expense reimbursements (note 2) ...................................................                  (17,544)
                       Investment advisory fees waived (note 2) ..........................................                  (27,257)
                                                                                                                        -----------

                  Net expenses ...........................................................................                   58,308
                                                                                                                        -----------

                       Net investment loss ...............................................................                  (10,098)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                  430,746
       Decrease in unrealized appreciation on investments ................................................               (1,166,012)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................                 (735,266)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $  (745,364)
                                                                                                                        ===========




See accompanying notes to financial statements

                                                          The CarolinasFund

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                       August 31,       February 28,
                                                                                                            1998               1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ...........................................................            $   (10,098)       $    (1,335)
          Net realized gain from investment transactions ................................                430,746              3,640
          (Decrease) increase in unrealized appreciation on investments .................             (1,166,012)         1,186,197
                                                                                                     -----------        -----------

              Net (decrease) increase in net assets resulting from operations ...........               (745,364)         1,188,502
                                                                                                     -----------        -----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)               (653,671)           667,382
                                                                                                     -----------        -----------

                   Total (decrease) increase in net assets ..............................             (1,399,035)         1,855,884

NET ASSETS

     Beginning of period ................................................................              5,297,185          3,441,301
                                                                                                     -----------        -----------

     End of period ......................................................................            $ 3,898,150        $ 5,297,185
                                                                                                     ===========        ===========


(a) A summary of capital share activity follows:

                                                           -------------------------------------------------------------------------
                                                                         Period ended                            Year ended
                                                                        August 31, 1998                      February 28, 1998
                                                                   Shares             Value              Shares            Value
                                                           -------------------------------------------------------------------------
--------------------------------------------------------
                    INSTITUTIONAL CLASS
--------------------------------------------------------
Shares sold ............................................             3,483        $    61,697             18,697        $   289,131

Shares redeemed ........................................              (297)            (5,357)            (7,178)          (106,422)
                                                               -----------        -----------        -----------        -----------

     Net increase ......................................             3,186        $    56,340             11,519        $   182,709
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                      INVESTOR CLASS
--------------------------------------------------------
Shares sold ............................................             29,741       $   530,875             67,713        $   977,120

Shares redeemed ........................................           (71,474)        (1,240,886)           (34,329)          (492,477)
                                                               -----------        -----------        -----------        -----------

     Net (decrease) increase ...........................           (41,733)       $  (710,011)            33,384        $   484,643
                                                               ===========        ===========        ===========        ===========

--------------------------------------------------------
                       FUND SUMMARY
--------------------------------------------------------
Shares sold ............................................            33,224        $   592,572             86,410        $ 1,266,251

Shares redeemed ........................................           (71,771)        (1,246,243)           (41,507)          (598,899)
                                                               -----------        -----------        -----------        -----------

     Net (decrease) increase ...........................           (38,547)       $  (653,671)            44,903        $   667,352
                                                               ===========        ===========        ===========        ===========




See accompanying notes to financial statements

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

                                                         INSTITUTIONAL CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                   period from
                                                                                                                  May 22, 1995
                                                                                                                  commencement
                                                                     Period ended     Year ended     Year ended   of oper.) to
                                                                        August 31,   February 28,   February 28,   February 29,
                                                                             1998           1998           1997           1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................      $    17.83     $    13.55    $     12.57    $     10.72
      Income from investment operations
          Net investment (loss) income ..........................            0.00           0.05           0.01           0.02
          Net realized and unrealized (loss) gain on investments            (2.78)          4.23           0.97           1.88
                                                                       ----------     ----------     ----------     ----------
             Total from investment operations ...................           (2.78)          4.28           0.98           1.90
                                                                       ----------     ----------     ----------     ----------

      Distributions to shareholders from
          Net investment income .................................            0.00           0.00           0.00          (0.02)
          Net realized gain from investment transactions ........            0.00           0.00           0.00          (0.03)
                                                                       ----------     ----------     ----------     ----------
             Total distributions ................................            0.00           0.00           0.00          (0.05)
                                                                       ----------     ----------     ----------     ----------

Net asset value, end of period ..................................      $    15.05     $    17.83     $    13.55     $    12.57
                                                                       ==========     ==========     ==========     ==========

Total return (a) ................................................          (15.59)%        31.59 %         7.81 %        17.68 %
                                                                       ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .................................      $1,037,763     $1,172,074     $  735,087     $   24,576
                                                                       ==========     ==========     ==========     ==========
      Ratio of expenses to average net assets
          Before expense reimbursements and waived fees .........            2.39 %(b)      3.61 %         4.85 %         8.40 %(b)
          After expense reimbursements and waived fees ..........            1.75 %(b)      1.75 %         1.73 %         1.69 %(b)
      Ratio of net investment income (loss) to average net assets
          Before expense reimbursements and waived fees .........           (0.62)%(b)       --             --             --   (b)
          After expense reimbursements and waived fees ..........            0.02 %(b)      0.36 %         0.22 %         0.64 %(b)
      Portfolio turnover rate ...................................            7.67 %         7.00 %         5.00 %        16.00 %
      Average brokerage commission per share (c) ................          0.0600         0.0619         0.0600          --

(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.


 See accompanying notes to financial statements

                                                          The CarolinasFund

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

                                                           INVESTOR CLASS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                    period from
                                                                                                                      January 3,
                                                                                                                    1995 (comm.
                                                           Period ended    Year ended    Year ended    Year ended  of oper.) to
                                                              August 31,  February 28,  February 28,  February 29,  February 28,
                                                                   1998          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................     $    17.48    $    13.36    $    12.44    $    10.54    $    10.00
      Income from investment operations
          Net investment (loss) income .................          (0.05)        (0.02)        (0.02)         0.01          0.04
          Net realized and unrealized (loss) gain
             on investments ............................          (2.70)         4.14          0.94          1.95          0.50
                                                             ----------    ----------    ----------    ----------    ----------
             Total from investment operations ..........          (2.75)         4.12          0.92          1.96          0.54
                                                             ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
          Net investment income ........................           0.00          0.00          0.00         (0.03)         0.00
          Net realized gain from investment transactions           0.00          0.00          0.00         (0.03)         0.00
                                                             ----------    ----------    ----------    ----------    ----------
             Total distributions .......................           0.00          0.00          0.00         (0.06)         0.00
                                                             ----------    ----------    ----------    ----------    ----------

Net asset value, end of period .........................     $    14.73    $    17.48    $    13.36    $    12.44    $    10.54
                                                             ==========    ==========    ==========    ==========    ==========

Total return (a) .......................................         (15.73)%       30.84 %        7.41 %       18.59 %        5.40 %
                                                             ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of period ........................     $2,860,387    $4,125,111    $2,706,214    $1,897,814    $  272,383
                                                             ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
          Before expense reimbursements and waived fees .......    2.88 %(b)     4.12 %        5.33 %        9.45 %       37.10 %(b)
          After expense reimbursements and waived fees ........    2.25 %(b)     2.25 %        2.22 %        2.17 %        2.21 %(b)
      Ratio of net investment income (loss) to average net assets
          Before expense reimbursements and waived fees .......   (1.12)%(b)      --            --            --            N/A  (b)
          After expense reimbursements and waived fees ........   (0.48)%(b)    (0.14)%       (0.20)%        0.06 %        2.62 %(b)
      Portfolio turnover rate .................................    7.67 %        7.00 %        5.00 %       16.00 %        0.00 %
      Average brokerage commission per share (c) ..............  0.0600        0.0619        0.0600           --            --


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.





See accompanying notes to financial statements

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The CarolinasFund (the "Fund") is a diversified, open-end series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the fund is to provide long-term capital growth by investing primarily in common stocks of publicly traded companies headquartered in North and South Carolina. The Fund began operations on January 3, 1995.

         The Fund has an unlimited number of authorized shares, which are divided into two classes Institutional Shares and Investor Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and one-half percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

        C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


        D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Morehead Capital Advisors LLC (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $27,257 ($0.09 per share) and has reimbursed expenses amounting to $17,544 for the period ended August 31, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998
                                   (Unaudited)


         Capital Investment Group, Inc. (the "Distributor"), serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period from July 1, 1998, to August 31, 1998, the Distributor retained sales charges in the amount of $330.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $10,555 of such expenses under the Plan for the period ended August 31, 1998.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $378,020 and $655,221 respectively, for the period ended August 31, 1998.